Commitments and Contingencies (table)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

thousands	Operating Leases

2012	$261
2013	228
2014	168
2015	168
2016	168
Thereafter	103
Total	$1,096